S000093541 [Member] Expense Example - NexPoint Credit Catalyst Fund	Jun. 30, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	627
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,243
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	$ 927